Note 32 - Adjustments Required to Reflect Net Cash Receipts From Gas Sales	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of adjustments required to reflect net cash receipts from gas sales [text block]
32.	ADJUSTMENTS REQUIRED TO REFLECT NET CASH RECEIPTS FROM GAS SALES

	2018	2017
Changes in:
Accrued gas receivable	$459	$(2,735)
Gas delivered in excess of consumption	516	3,106
Accrued gas payable	(276)	1,284
Deferred revenue	(3,575)	(2,336)
	$(2,876)	$(681)